CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for accounts receivable	$ 1,368	$ 1,767	$ 1,042
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.001
Temporary equity, shares authorized	10,895,226	10,895,226	10,895,226
Temporary equity, shares issued	4,832,409	4,832,409	5,878,352
Temporary equity, shares outstanding	4,832,409	4,832,409	5,878,352
Temporary equity, aggregate liquidation preference	$ 400,317	$ 403,361	$ 281,900
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	28,000,000	28,000,000	21,192,519
Common stock, shares issued	11,640,181	11,513,451	9,702,831
Common stock, shares outstanding	11,640,181	11,513,451	9,702,831
As Previously Reported [Member]
Temporary equity, par value		$ 0.001
Common stock, par value		0.001
Apex Technology Acquisition Corp [Member]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Apex Technology Acquisition Corp [Member] | As Previously Reported [Member]
Temporary equity, shares issued		32,996,828	33,421,936
Class A Common Stock | Apex Technology Acquisition Corp [Member]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001
Common stock subject to possible redemption	28,086,079	25,254,918	31,327,221
Common stock subject to possible redemption per share	$ 10.00	$ 10	$ 10
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,723,921	10,555,082	4,482,779
Common stock, shares outstanding	7,723,921	10,555,082	4,482,779
Class B Common Stock | Apex Technology Acquisition Corp [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	8,750,000	8,750,000	8,750,000
Common stock, shares outstanding	8,750,000	8,750,000	8,750,000